UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08777

CREDIT SUISSE HIGH YIELD BOND FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2008 to July 31, 2008

Item 1:                   Schedule of Investments

Credit Suisse High Yield Bond Fund

Schedule of Investments

July 31, 2008 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS (134.0%)
Aerospace & Defense (2.4%)
$1,450	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)	(BB+, Ba3)	07/01/18	8.500	$1,500,750
25	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)	(B, B3)	02/01/18	7.625	444,125
625	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.44)	(B-, B3)	04/01/15	8.875	620,313
1,275	Hawker Beechcraft Acquisition Co., Series WI, Global Senior Subordinated Notes (Callable 04/01/12 @ $104.88)§	(B-, Caa1)	04/01/17	9.750	1,265,437
625	TransDigm, Inc., Global Company Guaranteed Notes (Callable 07/15/09 @ $105.81)	(B-, B3)	07/15/14	7.750	612,500
					4,443,125
Agriculture (0.7%)
1,325	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 9/08/08 @ $108.00)‡	(B-, Caa1)	11/01/10	11.000	1,358,125

Auto Loans (5.7%)
1,225	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(B, B1)	06/15/10	7.875	1,043,710
2,900	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(B, B1)	10/01/13	7.000	2,079,584
325	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(B, B1)	08/10/11	9.875	265,177
1,225	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(B, B1)	12/15/16	8.000	866,907
1,175	GMAC LLC, Debentures (Callable 9/08/08 @ $100.00)	(B-, B3)	04/01/11	6.000	753,211
2,625	GMAC LLC, Global Senior Unsecured Notes	(B-, B3)	05/15/09	5.625	2,390,288
375	GMAC LLC, Senior Unsecured Notes	(B-, B3)	03/02/11	7.250	257,357
75	GMAC LLC, Senior Unsecured Notes	(B-, B3)	12/15/11	6.000	47,008
2,455	GMAC LLC, Senior Unsecured Notes	(B-, B3)	12/01/14	6.750	1,407,795
1,375	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75)	(B+, B3)	12/15/14	9.500	1,350,937
					10,461,974
Auto Parts & Equipment (3.0%)
1,300	Altra Industrial Motion, Inc., Global Senior Secured Notes (Callable 12/01/08 @ $104.50)	(B+, B1)	12/01/11	9.000	1,319,500
775	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(B+, B1)	03/01/17	7.875	515,375
1,200	American Tire Distributors Holdings, Inc., Global Senior Notes (Callable 04/01/09 @ $105.38)	(CCC+, Caa1)	04/01/13	10.750	1,074,000
1,123	Goodyear Tire & Rubber Co., Global Senior Unsecured Notes (Callable 07/01/10 @ $104.50)	(BB-, Ba3)	07/01/15	9.000	1,137,037
750	Lear Corp., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.25)	(B+, B3)	12/01/13	8.500	627,188
525	Tenneco, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $104.31)	(B, B3)	11/15/14	8.625	443,625
193	Visteon Corp., Global Senior Unsecured Notes§	(B-, Caa2)	08/01/10	8.250	166,945
498	Visteon Corp., Rule 144A, Senior Unsecured Notes (Callable 12/31/13 @ $105.00)‡	(B-, Caa1)	12/31/16	12.250	348,600
					5,632,270
Automotive (2.2%)
1,970	Ford Motor Co., Global Senior Unsecured Notes	(CCC+, Caa1)	07/16/31	7.450	1,034,250
925	General Motors Corp., Global Senior Unsecured Notes	(B-, Caa2)	01/15/11	7.200	610,500
2,750	General Motors Corp., Senior Unsecured Notes	(B-, Caa2)	07/15/13	7.125	1,574,375
1,765	General Motors Corp., Senior Unsecured Notes§	(B-, Caa2)	07/15/33	8.375	878,087
					4,097,212
Beverages (0.7%)
400	Constellation Brands, Inc., Company Guaranteed Notes	(BB-, Ba3)	12/15/14	8.375	411,000
850	Constellation Brands, Inc., Company Guaranteed Notes	(BB-, Ba3)	09/01/16	7.250	824,500
					1,235,500

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Brokerage (0.4%)
$775	E*TRADE Financial Corp., Global Senior Notes (Callable 9/22/08 @ $104.00)	(B, Ba3)	06/15/11	8.000	$685,875

Building & Construction (1.3%)
1,425	Ashton Woods USA/Finance, Global Company Guaranteed Notes (Callable 10/01/10 @ $104.75)	(B-, Caa2)	10/01/15	9.500	862,125
625	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(CCC+, Caa1)	01/15/16	6.250	384,375
900	Standard Pacific Corp., Global Company Guaranteed Notes§	(B-, B2)	08/15/15	7.000	721,125
1,000	William Lyon Homes, Inc., Company Guaranteed Notes (Callable 09/15/08 @ $105.38)	(CCC+, Caa2)	04/01/13	10.750	435,000
					2,402,625
Building Materials (3.9%)
1,000	Associated Materials, Inc., Global Senior Discount Notes (Callable 03/01/09 @ $105.62)§+	(CCC, Caa2)	03/01/14	0.000	617,500
1,375	Building Materials Corp. of America, Global Secured Notes (Callable 08/01/09 @ $103.88)	(B+, B3)	08/01/14	7.750	1,079,375
1,150	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)	(B+, B2)	10/01/12	9.875	1,060,875
750	CPG International I, Inc., Global Company Guaranteed Notes (Callable 07/01/09 @ $105.25)	(B, B3)	07/01/13	10.500	596,250
500	Dayton Superior Corp., Company Guaranteed Notes (Callable 10/14/08 @ $100.00)§	(CCC+, Caa1)	06/15/09	13.000	406,250
625	General Cable Corp., Global Company Guaranteed Notes (Callable 04/01/09 @ $102.00)#	(B+, B1)	04/01/15	5.166	553,125
325	Norcraft Cos., Global Company Guaranteed Notes (Callable 9/08/08 @ $104.50)	(B+, B1)	11/01/11	9.000	323,375
750	Norcraft Holdings, Global Senior Discount Notes (Callable 09/15/08 @ $98.88)+	(B-, B3)	09/01/12	0.000	686,250
825	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC, Caa1)	09/01/14	8.500	471,281
1,000	NTK Holdings, Inc., Global Senior Discount Notes (Callable 09/01/09 @ $105.38)§+	(CCC, Caa2)	03/01/14	0.000	417,500
525	Ply Gem Industries, Inc., Global Company Guaranteed Notes (Callable 08/11/08 @ $104.50)§	(CCC+, Caa2)	02/15/12	9.000	275,625
750	Ply Gem Industries, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/11 @ $105.88)‡	(B, B2)	06/15/13	11.750	675,000
					7,162,406
Chemicals (4.7%)
1,475	Chemtura Corp., Company Guaranteed Notes	(BB, Ba2)	06/01/16	6.875	1,253,750
1,200	Koppers Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B2)	11/15/14	0.000	1,086,000
1,125	Momentive Performance Materials, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)	(B, B3)	12/01/14	9.750	1,001,250
1,050	Momentive Performance Materials, Global Company Guaranteed Notes (Callable 12/01/11 @ $105.75)§	(CCC+, Caa2)	12/01/16	11.500	813,750
275	Nalco Co., Global Company Guaranteed Notes (Callable 11/15/08 @ $104.50)	(B-, B3)	11/15/13	9.000	414,051
1,275	Nalco Finance Holdings, Inc., Global Senior Discounted Notes (Callable 02/01/09 @ $104.50)§+	(B-, B3)	02/01/14	0.000	1,153,875
1,125	PolyOne Corp., Senior Unsecured Notes	(B+, B1)	05/01/12	8.875	1,125,000
1,175	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(B+, B2)	08/15/14	9.000	1,166,188
650	Terra Capital, Inc., Series B, Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB, B1)	02/01/17	7.000	645,125
					8,658,989
Computer Hardware (0.3%)
825	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	631,125

Consumer Products (2.2%)
950	AAC Group Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/08 @ $105.13)‡+	(CCC+, Caa1)	10/01/12	0.000	916,750

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Consumer Products
$1,625	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	$1,421,875
925	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)	(B, B3)	05/01/17	7.500	809,375
940	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 9/08/08 @ $104.63)	(B-, B3)	04/15/12	9.250	949,400
					4,097,400
Consumer/Commercial/Lease Financing (0.6%)
350	DI Finance/DynCorp. International, Rule 144A, Company Guaranteed Notes (Callable 02/15/09 @ $104.75)‡	(B, B2)	02/15/13	9.500	349,563
760	Residential Capital LLC, Rule 144A, Secured Notes (Callable 05/15/10 @ $104.81)‡	(CCC-, Caa3)	05/15/15	9.625	300,200
450	Ticketmaster, Rule 144A, Senior Notes (Callable 08/01/12 @ $105.38)‡	(BB, Ba3)	08/01/16	10.750	468,000
					1,117,763
Diversified Capital Goods (3.4%)
925	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/08 @ $102.00)‡#	(B, B2)	12/15/13	6.651	874,125
100	Esco Corp., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	100,250
1,300	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(B-, B3)	08/01/14	9.500	1,248,000
950	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B-, B3)	12/15/13	8.625	921,500
1,225	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(B-, B3)	08/15/14	10.000	1,188,250
1,025	Titan International, Inc., Global Company Guaranteed Notes	(B-, Caa1)	01/15/12	8.000	1,004,500
1,138	TriMas Corp., Global Company Guaranteed Notes (Callable 9/08/08 @ $103.29)	(B-, B3)	06/15/12	9.875	1,009,975
					6,346,600
Diversified Telecommunication Services (1.3%)
2,325	Intelsat Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/09 @ $104.63)‡	(BB-, B3)	08/15/14	9.250	2,307,563

Electric - Generation (5.6%)
1,475	Calpine Generating Company LLC, Global Senior Secured Notes (Callable 04/01/09 @ $100.00)ø	(D, NR)	04/01/10	11.070	81,125
1,325	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B2)	06/01/15	7.500	1,262,062
1,825	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B2)	05/01/16	8.375	1,820,437
1,225	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B2)	06/01/19	7.750	1,133,125
1,175	Edison Mission Energy, Global Senior Unsecured Notes	(BB-, B1)	05/15/17	7.000	1,116,250
300	Edison Mission Energy, Global Senior Unsecured Notes	(BB-, B1)	05/15/19	7.200	283,500
438	Midwest Generation LLC, Series B, Global Pass Thru Certificates	(BB+, Baa3)	01/02/16	8.560	452,514
350	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B, B1)	01/15/17	7.375	338,625
675	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(B, B1)	02/01/16	7.375	656,438
850	Reliant Energy, Inc., Senior Unsecured Notes	(BB-, B1)	06/15/14	7.625	824,500
175	Reliant Energy, Inc., Senior Unsecured Notes	(BB-, B1)	06/15/17	7.875	169,750
2,050	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	10/15/17	8.000	2,029,500
175	The AES Corp., Senior Unsecured Notes	(BB-, B1)	03/01/14	7.750	174,563
					10,342,389
Electric - Integrated (4.9%)
25	Mirant Americas Generation, LLC, Senior Unsecured Notes	(B-, B3)	05/01/11	8.300	25,625
1,425	Mirant Americas Generation, LLC, Senior Unsecured Notes	(B-, B3)	10/01/21	8.500	1,275,375
447	Mirant Mid Atlantic LLC, Series B, Global Pass Thru Certificates	(BB, Ba1)	06/30/17	9.125	484,163
800	PNM Resources, Inc., Unsecured Notes	(BB-, Ba2)	05/15/15	9.250	818,000
4,725	Texas Competitive Electric Holdings Co., LLC, Series A, Rule 144A, Company Guaranteed Notes (Callable 11/01/11 @ $105.13)‡	(CCC, B3)	11/01/15	10.250	4,748,625

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Electric - Integrated
$1,650	Texas Competitive Electric Holdings Co., LLC, Series B, Rule 144A, Company Guaranteed Notes (Callable 11/01/11 @ $105.13)‡	(CCC, B3)	11/01/15	10.250	$1,658,250
					9,010,038
Electronics (3.1%)
1,375	Amkor Technology, Inc., Global Senior Notes (Callable 09/08/08 @ $103.88)	(B+, B1)	05/15/13	7.750	1,263,281
207	Ampex Corp., Secured Notes^ø	(NR, NR)	08/15/08	12.000	200,446
225	Freescale Semiconductor, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.44)	(B-, B2)	12/15/14	8.875	191,812
2,325	Freescale Semiconductor, Inc., Senior Subordinated Notes§	(B-, B3)	12/15/16	10.125	1,836,750
1,000	Sanmina-SCI Corp., Global Company Guaranteed Notes (Callable 03/01/09 @ $103.38)	(B-, B3)	03/01/13	6.750	895,000
250	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)	(B-, B3)	03/01/16	8.125	223,750
1,200	Viasystems, Inc., Global Senior Unsecured Notes (Callable 08/11/08 @ $105.25)	(B+, Caa1)	01/15/11	10.500	1,191,000
					5,802,039
Energy - Exploration & Production (5.6%)
975	Chaparral Energy, Inc., Global Company Guaranteed Notes (Callable 02/01/12 @ $104.44)	(B-, Caa1)	02/01/17	8.875	845,813
575	Charter Communications Operating LLC, Rule 144A, Senior Secured Notes‡	(B-, B3)	04/30/12	8.000	550,563
150	Chesapeake Energy Corp., Company Guaranteed Notes	(BB, Ba3)	07/15/13	7.625	153,375
525	Chesapeake Energy Corp., Senior Notes	(BB, Ba3)	12/15/18	7.250	517,125
1,450	Chesapeake Energy Corp., Company Guaranteed Notes (Callable 01/15/09 @ $103.44)	(BB, Ba3)	01/15/16	6.875	1,401,062
1,000	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B+, B1)	12/01/17	7.250	965,000
975	Hilcorp Energy I LP, Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B3)	06/01/16	9.000	960,375
800	Mariner Energy Inc., Company Guaranteed Notes (Callable 05/15/12 @ $104.00)	(B+, B3)	05/15/17	8.000	758,000
1,275	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 07/15/10 @ $104.56)	(B, B3)	07/15/13	9.125	1,297,312
1,400	Plains Exploration & Production, Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB, B1)	06/15/15	7.750	1,382,500
775	Southwestern Energy Co., Rule 144A, Senior Unsecured Notes‡	(BB+, Ba2)	02/01/18	7.500	798,250
775	Swift Energy Co, Company Guaranteed Notes (Callable 06/01/12 @ $103.56)	(BB-, B1)	06/01/17	7.125	713,000
					10,342,375
Environmental (1.6%)
1,450	Allied Waste North America, Inc., Global Senior Secured Notes (Callable 03/15/10 @ $103.63)	(BB, B1)	03/15/15	7.250	1,439,125
1,500	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(B-, Caa1)	04/15/14	9.500	1,515,000
					2,954,125
Food & Drug Retailers (1.6%)
1,925	Duane Reade, Inc., Global Company Guranteed Notes (Callable 9/08/08 @ $104.88)§	(CCC-, Caa3)	08/01/11	9.750	1,703,625
250	Ingles Markets, Inc., Global Senior Subordinated Notes (Callable 09/15/08 @ $102.90)	(B+, B2)	12/01/11	8.875	254,375
75	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 04/15/11 @ $103.88)	(B+, B2)	04/15/15	7.750	72,000
925	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 9/08/08 @ $104.06)	(B+, B2)	06/15/12	8.125	925,000
					2,955,000
Food - Wholesale (1.2%)
825	Dole Foods Co., Inc., Company Guaranteed Notes§	(B-, Caa 1)	07/15/13	8.750	746,625

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Food - Wholesale
$175	Dole Foods Co., Inc., Global Company Guaranteed Notes (Callable 9/08/08 @ $102.22)	(B-, Caa1)	03/15/11	8.875	$160,344
1,575	Smithfield Foods, Inc., Senior Unsecured Notes	(BB-, Ba3)	07/01/17	7.750	1,354,500
					2,261,469
Forestry & Paper (4.6%)
478	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(BB-, B2)	10/15/14	7.125	332,210
1,600	Cellu Tissue Holdings, Inc., Global Secured Notes (Callable 08/11/08 @ $103.66)	(B, B2)	03/15/10	9.750	1,480,000
250	Georgia-Pacific Corp., Debentures	(B+, B2)	06/15/15	7.700	233,750
750	Georgia-Pacific Corp., Global Senior Notes	(B+, B2)	01/15/24	8.000	693,750
300	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(BB-, Ba3)	01/15/17	7.125	278,250
800	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ $104.75)	(B-, B3)	08/15/13	9.500	748,000
625	Newark Group, Inc., Global Senior Subordinated Notes (Callable 03/15/09 @ $104.88)	(CCC+, B3)	03/15/14	9.750	415,625
500	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)	(B-, B2)	05/01/12	10.000	481,250
675	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)§	(CCC+, B3)	05/01/13	12.000	649,688
2,475	Smurfit-Stone Container, Global Senior Unsecured Notes (Callable 08/11/08 @ $102.79)	(B-, B3)	07/01/12	8.375	2,196,562
1,125	Verso Paper Holdings LLC, Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)	(CCC+, B3)	08/01/16	11.375	950,625
75	Verso Paper Holdings LLC, Series B, Global Senior Secured Notes (Callable 08/01/10 @ $104.56)	(B+, B2)	08/01/14	9.125	67,500
					8,527,210
Gaming (6.9%)
1,125	Buffalo Thunder Development Authority, Rule 144A, Secured Notes (Callable 12/15/10 @ $104.69)‡	(B, B2)	12/15/14	9.375	658,125
200	Caesars Entertainment, Inc., Global Company Guaranteed Notes§	(B-, Caa2)	03/15/10	7.875	177,500
1,975	Caesars Entertainment, Inc., Global Company Guaranteed Notes§	(B-, Caa2)	05/15/11	8.125	1,491,125
1,225	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(B-, Caa1)	08/01/13	8.000	1,001,438
290	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(BB, Ba2)	11/15/19	7.250	232,000
575	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50)‡	(B, B3)	05/01/15	13.875	531,875
625	Fontainebleau Las Vegas, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)‡§	(CCC+, Caa1)	06/15/15	10.250	334,375
225	Herbst Gaming, Inc., Global Company Guaranteed Notes (Callable 9/08/08 @ $104.06)ø	(D, C)	06/01/12	8.125	23,625
750	Inn of the Mountain Gods Resort & Casino, Global Senior Secured Notes (Callable 9/08/08 @ $106.00)§	(B, B3)	11/15/10	12.000	551,250
1,250	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B, B3)	06/15/14	9.750	900,000
500	Majestic Star Casino LLC, Global Company Guaranteed Notes (Callable 10/15/08 @ $104.88)	(CCC-, Caa2)	01/15/11	9.750	137,500
950	Majestic Star Casino LLC, Senior Secured Notes (Callable 9/08/08 @ $104.75)§	(B-, Caa1)	10/15/10	9.500	750,500
1,275	Mashantucket Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)‡	(BB+, Ba2)	11/15/15	8.500	988,125
1,150	MGM Mirage, Inc., Company Guaranteed Notes	(BB, Ba2)	04/01/16	6.875	911,375
1,000	MGM Mirage, Inc., Company Guaranteed Notes	(BB, Ba2)	06/01/16	7.500	802,500
1,700	MGM Mirage, Inc., Company Guaranteed Notes	(BB, Ba2)	01/15/17	7.625	1,368,500
175	MGM Mirage, Inc., Global Company Guaranteed Notes	(BB, Ba2)	04/01/13	6.750	147,000
600	Peermont Global Proprietary Ltd., Rule 144A, Senior Secured Notes (Callable 04/30/10 @ $105.81)‡	(NR, NR)	04/30/14	7.750	739,558
670	Tropicana Entertainment LLC, Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)ø§	(D, NR)	12/15/14	9.625	184,250
200	Trump Entertainment Resorts, Inc., Senior Secured Notes (Callable 06/01/10 @ $104.25)§	(CCC+, Caa1)	06/01/15	8.500	99,500

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Gaming
$775	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Notes (Callable 09/15/10 @ $104.56)‡	(B+, B1)	09/15/14	9.125	$740,125
					12,770,246
Gas Distribution (3.5%)
775	Amerigas Partners LP, Global Senior Unsecured Notes (Callable 05/20/10 @ $103.63)	(NR, Ba3)	05/20/15	7.250	720,750
950	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	06/01/18	7.250	945,250
1,625	El Paso Performance-Linked Trust, Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	07/15/11	7.750	1,652,505
825	Inergy LP/Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	798,187
275	Inergy LP/Inergy Finance Corp., Global Senior Unsecured Notes (Callable 12/15/09 @ $103.44)	(B+, B1)	12/15/14	6.875	248,875
550	MarkWest Energy Partners LP/ Finance Corp., Rule 144A, Senior Notes (Callable 04/15/13 @ $104.38)‡	(B+, B2)	04/15/18	8.750	550,000
875	Targa Resources Partners LP, Rule 144A, Senior Notes (Callable 07/01/12 @ $104.13)‡	(B, B2)	07/01/16	8.250	826,875
700	Williams Partners LP, Global Senior Unsecured Notes	(BBB-, Ba2)	02/01/17	7.250	701,750
					6,444,192
Health Services (9.0%)
1,315	Bausch & Lomb, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/11 @ $104.94)‡	(B, Caa1)	11/01/15	9.875	1,351,163
1,875	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	1,935,937
1,300	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	01/15/15	6.375	1,072,500
1,675	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	02/15/16	6.500	1,402,812
700	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	10/01/12	6.300	628,250
1,050	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	02/15/13	6.250	913,500
625	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	07/15/13	6.750	546,875
1,275	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)	(CCC+, Caa1)	06/15/16	10.750	1,370,625
750	Stewart Enterprises, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $103.13)	(BB-, Ba3)	02/15/13	6.250	725,625
2,750	Tenet Healthcare Corp., Global Senior Unsecured Notes	(B, Caa1)	07/01/14	9.875	2,777,500
500	Tenet Healthcare Corp., Global Senior Unsecured Notes	(B, Caa1)	02/01/15	9.250	499,375
500	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/09 @ $102.00)#	(B+, B3)	06/01/15	6.303	467,500
325	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $104.25)	(B+, B3)	06/01/15	8.500	326,625
1,600	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	1,568,000
1,050	VWR Funding, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)	(B-, Caa1)	07/15/15	10.250	968,625
					16,554,912
Healthcare - Services (1.6%)
550	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.00)	(B-, B3)	10/15/17	10.000	594,000
525	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)	(B-, Caa1)	10/15/17	11.625	557,156
1,825	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	1,847,813
					2,998,969
Hotels (0.6%)
350	Host Hotels & Resorts LP, Global Secured Notes (Callable 11/01/10 @ $ 103.44)	(BB, Ba1)	11/01/14	6.875	313,250
975	Host Marriott LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB, Ba1)	06/01/16	6.750	838,500
					1,151,750

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Household & Leisure Products (0.9%)
$1,000	ALH Finance LLC/ALH Finance Corp., Global Senior Subordinated Notes (Callable 01/15/09 @ 104.25)	(CCC+, B3)	01/15/13	8.500	$922,500
500	Ames True Temper, Inc., Global Company Guaranteed Notes (Callable 09/15/08 @ $101.50)#	(CCC+, Caa1)	01/15/12	6.791	400,000
675	Ames True Temper, Inc., Global Company Guaranteed Notes (Callable 09/15/08 @ $105.00)§	(CCC-, Caa3)	07/15/12	10.000	391,500
					1,714,000
Investments & Misc. Financial Services (0.8%)
700	Nuveen Investments, Inc., Rule 144A, Senior Notes (Callable 11/15/11 @ $105.25)‡	(B-, B3)	11/15/15	10.500	633,500
1,075	WMG Acquisition Corp., Global Senior Subordinated Notes (Callable 04/15/09 @ $103.69)	(B, B3)	04/15/14	7.375	854,625
					1,488,125
Leisure (0.3%)
122	Six Flags Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $106.12)‡§	(CCC, Caa2)	07/15/16	12.250	110,715
900	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/09 @ $104.81)	(CCC-, Caa3)	06/01/14	9.625	456,750
					567,465
Machinery (0.9%)
1,175	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	1,183,813
450	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)	(B+, Ba3)	11/15/17	8.000	442,125
					1,625,938
Media - Broadcast (3.3%)
700	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 09/15/08 @ $103.88)	(B+, B1)	12/15/12	7.750	647,500
1,500	Barrington Broadcasting, Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC+, Caa1)	08/15/14	10.500	1,275,000
1,175	Clear Channel Communications, Inc., Senior Unsecured Notes	(CCC+, Caa1)	09/15/14	5.500	641,095
925	CMP Susquehanna Corp., Global Company Guaranteed Notes (Callable 05/15/10 @ $104.94)	(CCC, Caa1)	05/15/14	9.875	587,375
550	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/09 @ $104.31)	(B, B2)	09/15/14	8.625	566,500
925	Local TV Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/11 @ $104.63)‡	(CCC+, Caa1)	06/15/15	9.250	707,625
1,425	Univision Communications, Inc., Rule 144A, Senior Notes (Callable 03/15/11 @ $104.88)§‡	(CCC, B3)	03/15/15	9.750	1,093,687
1,525	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38)	(CCC-, Caa2)	01/15/14	8.750	659,563
					6,178,345
Media - Cable (7.4%)
1,875	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69)	(CCC+, Caa1)	01/15/14	9.375	1,671,094
2,625	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)§	(CCC, Caa3)	10/01/15	11.000	2,001,562
1,800	CCH II LLC, Series B, Global Company Guaranteed Notes (Callable 09/15/08 @ $105.13)	(CCC, Caa2)	09/15/10	10.250	1,719,000
792	Charter Communications Holdings LLC, Senior Unsecured Notes (Callable 9/08/08 @ $100.00)§	(CCC, Ca)	04/01/11	9.920	546,480
1,275	CSC Holdings, Inc., Global Senior Unsecured Notes	(BB, B1)	04/15/12	6.750	1,220,812
275	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/12 @ $104.25)‡	(BB, B1)	06/15/15	8.500	272,250
1,150	CSC Holdings, Inc., Series B, Senior Unsecured Notes	(BB, B1)	04/01/11	7.625	1,142,812
1,050	DirecTV Holdings LLC/DirecTV Financing Co., Global Company Guaranteed Notes (Callable 9/08/08 @ $104.19)	(BB, Ba3)	03/15/13	8.375	1,089,375
425	DirecTV Holdings LLC/DirecTV Financing Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/12 $103.81)‡	(BB, Ba3)	05/15/16	7.625	423,938
200	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/13	7.000	191,000
1,150	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	1,058,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Media - Cable
$925	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	05/31/15	7.750	$892,625
775	Mediacom Broadband LLC, Global Senior Unsecured Notes (Callable 10/15/10 @ $104.25)	(B-, B3)	10/15/15	8.500	695,563
825	Mediacom LLC, Senior Notes (Callable 8/11/08 @ $100.00)	(B-, B3)	02/15/11	7.875	771,375
					13,695,886
Metals & Mining - Excluding Steel (2.4%)
225	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)	(B-, B3)	12/15/14	9.000	173,250
1,100	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)	(B-, Caa1)	12/15/16	10.000	764,500
800	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BBB-, Ba2)	04/01/15	8.250	835,064
1,075	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BBB-, Ba2)	04/01/17	8.375	1,127,799
1,700	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes (Callable 8/08/08 @ $102.00)#	(B-, B3)	05/15/15	6.828	1,479,000
					4,379,613
Non-Food & Drug Retailers (5.2%)
1,675	Affinity Group, Inc., Global Senior Unsecured Notes (Callable 09/15/08 @ $105.44)	(CCC, Caa2)	02/15/12	10.875	1,507,580
900	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B, B3)	03/15/17	7.625	669,375
1,350	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)§	(B, Caa1)	10/15/12	12.000	1,248,750
850	GameStop Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)	(BB, Ba1)	10/01/12	8.000	879,750
505	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00)§	(CCC, B2)	11/01/14	10.000	407,788
645	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69)§	(CCC, Caa1)	11/01/16	11.375	457,950
1,585	Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(B, B3)	10/15/15	10.375	1,561,225
1,000	PCA LLC/PCA Finance Corp., Global Company Guaranteed Notesø	(D, NR)	08/01/09	11.875	40,000
600	SGS International, Inc., Rule 144A, Global Senior Subordinated Notes (Callable 12/15/09 @ $106.00)‡	(B-, B3)	12/15/13	12.000	517,500
1,463	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+, B3)	12/15/13	10.625	1,448,370
100	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)§	(B-, B3)	02/15/15	8.500	74,000
1,225	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/12 @ $104.88)§	(CCC+, Caa1)	02/15/17	9.750	710,500
					9,522,788
Office Equipment (0.5%)
825	IKON Office Solutions, Inc., Global Senior Unsecured Notes (Callable 09/15/10 @ $103.88)	(BB-, Ba3)	09/15/15	7.750	829,125

Oil Field Equipment & Services (0.7%)
825	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	816,750
450	Key Energy Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/11 @ $104.19)‡	(BB-, B1)	12/01/14	8.375	454,500
					1,271,250
Packaging (3.0%)
705	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B+, B3)	11/01/16	8.250	697,950
850	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)§	(CCC, Caa2)	03/01/16	10.250	556,750
955	Berry Plastics Holding Corp., Global Senior Secured Notes (Callable 09/15/10 @ $104.44)	(CCC+, Caa1)	09/15/14	8.875	768,775

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Packaging
$725	Constar International, Inc., Company Guaranteed Notes (Callable 9/08/08 @ $105.50)	(CCC, Caa2)	12/01/12	11.000	$360,687
325	Crown Cork & Seal Co., Inc., Debentures (Callable 08/11/08 @ $101.91)	(B, B2)	04/15/23	8.000	290,875
50	Graham Packaging Company, Inc., Global Company Guaranteed Notes (Callable 10/15/08 @ $104.25)	(CCC+, Caa1)	10/15/12	8.500	46,750
1,225	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)	(CCC+, Caa1)	10/15/14	9.875	1,053,500
200	Owens Brockway Glass Container, Inc., Global Company Guaranteed Notes (Callable 9/08/08 @ $104.12)	(BB, Ba3)	05/15/13	8.250	206,000
769	Pliant Corp., Global Senior Secured Notes (Callable 09/15/08 @ $105.81)	(B, NR)	06/15/09	11.625	749,429
1,000	Solo Cup Co., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.25)§	(CCC, Caa2)	02/15/14	8.500	860,000
					5,590,716
Printing & Publishing (3.2%)
1,000	Cenveo Corp., Global Senior Subordinated Notes (Callable 12/01/08 @ $103.94)	(B, B3)	12/01/13	7.875	842,500
1,675	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)	(B-, B3)	11/15/16	8.000	770,500
2,975	R.H. Donnelley Corp., Global Senior Unsecured Notes (Callable 01/15/09 @ $103.44)	(B-, B3)	01/15/13	6.875	1,487,500
375	R.H. Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)	(B-, B3)	01/15/13	6.875	187,500
1,400	The Reader’s Digest Association, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $104.50)	(CCC, Caa1)	02/15/17	9.000	798,000
1,300	TL Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa1)	01/15/15	10.500	1,150,500
785	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B-, B3)	03/01/15	8.250	663,325
					5,899,825
Railroads (0.4%)
750	Kansas City Southern Railway, Company Guaranteed Notes (Callable 06/01/12 @ $104.00)	(BB-, B2)	06/01/15	8.000	761,250

Restaurants (0.4%)
775	Denny’s Holdings, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)	(B, B3)	10/01/12	10.000	751,750

Software/Services (2.3%)
1,725	First Data Corp., Rule 144A, Company Guaranteed Notes (Callable 09/30/11 @ $104.94)‡	(B, B3)	09/24/15	9.875	1,528,781
1,625	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)	(B-, Caa1)	08/15/15	10.250	1,657,500
1,150	Unisys Corp., Senior Unsubordinated Notes (Callable 01/15/12 @ $106.25)	(B+, B2)	01/15/16	12.500	1,138,500
					4,324,781
Steel Producers/Products (2.1%)
1,075	AK Steel Corp., Global Company Guaranteed Notes (Callable 9/08/08 @ $102.58)	(BB-, B1)	06/15/12	7.750	1,107,250
400	PNA Intermediate Holding Corp., Global Senior Unsecured Notes (Callable 9/08/08 @ $102.00)#	(NR, Caa1)	02/15/13	9.676	404,000
1,275	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.62)	(B, B3)	02/15/14	11.250	1,217,625
1,200	Ryerson, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/11 @ $106.00)‡	(B+, B2)	11/01/15	12.000	1,176,000
					3,904,875

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Support-Services (5.8%)
$550	Allied Security Escrow Corp., Global Company Guaranteed Notes (Callable 9/11/08 @ $105.69)	(CCC+, Caa1)	07/15/11	11.375	$552,750
300	ARAMARK Corp., Global Company Guaranteed Notes (Callable 02/01/09 @ $102.00)#	(B, B3)	02/01/15	6.373	277,500
925	ARAMARK Corp., Global Senior Unsecured Notes (Callable 02/01/11 @ $104.25)	(B, B3)	02/01/15	8.500	926,156
150	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/10 @ $104.38)	(CCC+, B2)	06/01/14	8.750	135,750
1,075	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/11 @ $105.13)	(CCC+, Caa1)	06/01/16	10.250	937,937
650	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)	(BB-, B1)	01/01/14	8.875	599,625
600	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/11 @ $105.25)	(B, B2)	01/01/16	10.500	525,000
350	Iron Mountain, Inc., Company Guaranteed Notes (Callable 06/15/13 @ $104.00)	(B+, B2)	06/15/20	8.000	342,125
200	Iron Mountain, Inc., Company Guaranteed Notes (Callable 8/19/08 @ $103.31)	(B+, B2)	01/01/16	6.625	188,000
750	Iron Mountain, Inc., Company Guaranteed Notes (Callable 09/15/08 @ $101.44)	(B+, B2)	04/01/13	8.625	756,563
1,500	JohnsonDiversey Holdings, Inc., Series B, Global Discount Notes (Callable 08/11/08 @ $103.56)	(CCC+, Caa1)	05/15/13	10.670	1,507,500
1,050	Mobile Services Group, Inc., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.88)	(B+, B2)	08/01/14	9.750	1,013,250
205	Neff Corp., Global Company Guaranteed Notes (Callable 06/01/11 @ $105.00)§	(CCC+, Caa2)	06/01/15	10.000	76,875
1,100	Rental Service Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.75)	(B-, Caa1)	12/01/14	9.500	907,500
1,675	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)§	(CCC+, Caa1)	09/01/16	11.875	1,319,062
125	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 08/11/08 @ $103.25)	(BB-, B1)	02/15/12	6.500	113,438
725	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50)	(B, B2)	02/15/14	7.000	563,688
					10,742,719
Telecom - Fixed Line (1.6%)
1,800	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $102.00)#	(CCC+, Caa1)	02/15/15	6.704	1,512,000
725	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $106.13)	(CCC+, Caa1)	03/15/13	12.250	732,250
775	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)	(CCC+, B3)	02/15/14	9.250	790,500
					3,034,750
Telecom - Integrated/Services (5.0%)
1,550	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19)	(B-, B2)	01/15/14	8.375	1,484,125
925	Citizens Communications Co., Senior Unsecured Notes	(BB, Ba2)	01/15/13	6.250	883,375
700	Hawaiian Telcom Communications, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/10 @ $106.25)§	(CCC, Caa3)	05/01/15	12.500	150,500
1,100	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B, B1)	04/15/14	9.500	1,117,875
525	Intelsat Subsidiary Holding Co., Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/10 @ $104.44)‡	(BB-, B3)	01/15/15	8.875	519,750
1,525	Paetec Holding Corp., Series WI, Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+, Caa1)	07/15/15	9.500	1,397,281
2,250	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B+, Ba3)	02/15/14	7.500	2,086,875
350	Windstream Corp., Global Company Guaranteed Notes	(BB, Ba3)	08/01/13	8.125	355,250
125	Windstream Corp., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.50)	(BB, Ba3)	03/15/19	7.000	115,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Telecom - Integrated/Services
$1,100	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB, Ba3)	08/01/16	8.625	$1,119,250
					9,229,281
Telecom - Wireless (3.7%)
675	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 9/08/08 @ $105.06)	(B, B2)	06/15/13	10.125	705,375
1,025	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(B-, B3)	11/01/14	9.375	1,009,625
875	MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(B, Caa1)	11/01/14	9.250	853,125
1,800	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/09 @ $102.98)	(BB, Baa3)	03/15/14	5.950	1,369,525
3,425	Sprint Nextel Corp., Senior Unsecured Notes	(BB, Baa3)	12/01/16	6.000	2,890,059
					6,827,709
Textiles & Apparel (0.7%)
1,300	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B+, B2)	01/15/15	9.750	1,231,750

Theaters & Entertainment (0.8%)
1,675	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+, B2)	03/01/14	8.000	1,501,219

TOTAL U.S. CORPORATE BONDS (Cost $278,757,962)					247,826,426

FOREIGN CORPORATE BONDS (11.5%)
Building Materials (0.0%)
1,000	Maax Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.88) (Canada)ø	(D, NR)	06/15/12	9.750	30,000

Chemicals (1.0%)
1,725	Basell AF SCA, Rule 144A, Company Guaranteed Notes (Callable 08/15/10 @ $104.19) (Luxembourg)‡	(B-, B3)	08/15/15	8.375	1,069,500
1,125	Ineos Group Holdings PLC, Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(B-, B3)	02/15/16	8.500	759,375
					1,828,875
Electronics (2.1%)
1,150	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(B, B3)	12/01/15	11.875	1,230,500
625	Celestica, Inc., Senior Subordinated Notes (Callable 07/01/09 @ $103.81) (Canada)	(B, B3)	07/01/13	7.625	600,000
225	Celestica, Inc., Senior Subordinated Notes (Callable 09/08/08 @ $103.94) (Canada)	(B, B3)	07/01/11	7.875	227,250
1,000	New Asat, Ltd., Global Company Guaranteed Notes (Callable 02/01/09 @ $102.31) (Cayman Islands)	(CCC-, Caa1)	02/01/11	9.250	640,000
400	NXP BV/NXP Funding LLC, Global Company Guaranteed Notes (Callable 10/15/11 @ $104.75) (Netherlands)§	(B, Caa1)	10/15/15	9.500	278,000
50	NXP BV/NXP Funding LLC, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(B, B3)	10/15/14	7.875	41,875
900	NXP BV/NXP Funding LLC, Global Company Guaranteed Notes (Callable 10/15/11 @ $104.31) (Netherlands)	(CCC+, Caa2)	10/15/15	8.625	926,788
					3,944,413
Energy - Exploration & Production (0.5%)
875	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(BB+, B1)	12/15/14	8.250	885,938

Forestry & Paper (1.1%)
2,325	Abitibi-Consolidated, Inc., Global Company Guaranteed Notes (Canada)§	(CCC+, Caa2)	06/15/11	7.750	1,092,750
1,000	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B+, B2)	04/01/15	7.750	905,000
					1,997,750

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN CORPORATE BONDS
Gaming (0.4%)
$600	Codere Finance Luxembourg, Rule 144A, Senior Secured Notes (Callable 06/15/10 @ $104.13) (Luxembourg)‡	(BB-, B2)	06/15/15	8.250	$791,047

Media - Cable (1.1%)
150	NTL Cable PLC, Global Senior Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B-, B2)	08/15/16	9.125	139,500
675	Unitymedia GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(B-, Caa2)	02/15/15	10.125	1,022,890
500	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 04/15/09 @ $104.88) (United Kingdom)	(B-, B2)	04/15/14	9.750	891,405
					2,053,795
Media - Diversified (0.6%)
1,175	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B, B2)	03/15/16	7.750	1,089,813

Oil Refining & Marketing (0.5%)
875	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/11 @ $103.38) (Bermuda)‡	(BB-, B1)	05/01/14	6.750	770,000
100	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/12 @ $103.50) (Bermuda)‡	(BB-, B1)	05/01/17	7.000	87,000
					857,000
Packaging (0.2%)
275	Impress Holdings BV, Rule 144A, Company Guaranteed Notes (Callable 09/15/09 @ $109.25) (Netherlands)‡	(B-, B3)	09/15/14	9.250	371,144

Pharmaceuticals (0.5%)
150	Elan Finance PLC, Global Company Guaranteed Notes (Callable 11/15/08 @ $103.88) (Ireland)	(B, B3)	11/15/11	7.750	144,375
775	Elan Finance PLC, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B, B3)	12/01/13	8.875	759,500
					903,875
Support-Services (0.8%)
1,000	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡§	(B, B1)	08/01/15	8.625	880,000
525	Carlson Wagonlit BV, Rule 144A, Company Guaranteed Notes (Callable 09/12/08 @ $104.00) (Netherlands)‡#	(B-, B2)	05/01/15	10.607	614,348
					1,494,348
Telecom - Integrated/Services (1.4%)
1,550	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	1,519,000
550	Hellas II, Rule 144A, Company Guaranteed Notes (Callable 09/15/08 @ $102.00) (Luxembourg)‡#	(CCC+, Caa1)	01/15/15	8.541	404,250
650	Nordic Telephone Co. Holdings, Rule 144A, Senior Secured Notes (Callable 05/01/11 @ $104.44) (Denmark)‡	(B+, B2)	05/01/16	8.875	630,500
					2,553,750
Telecommunications Equipment (0.5%)
875	Nortel Networks Ltd., Rule 144A, Company Guaranteed Notes (Callable 07/15/11 @ $105.38) (Canada)‡	(B-, B3)	07/15/16	10.750	861,875

Textiles & Apparel (0.0%)
75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)‡	(CCC, B3)	11/15/12	9.875	74,307

Transportation - Excluding Air/Rail (0.8%)
1,450	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/08 @ $104.25) (Bermuda)	(B+, B1)	12/15/13	8.500	1,475,375

TOTAL FOREIGN CORPORATE BONDS (Cost $25,013,807)					21,213,305

Number of
Shares				Value

COMMON STOCKS (0.0%)
Automobile Parts & Equipment (0.0%)
774,557	Cambridge Industries Liquidating Trust^*			$0

Chemicals (0.0%)
4,893	Huntsman Corp.			66,055

TOTAL COMMON STOCKS (Cost $34,459)				66,055

WARRANTS (0.0%)
Electronics (0.0%)
204,293	Viasystems, Inc., strike price $25.31, expires 01/31/10^ (Cost $3,772,613)			2,043

SHORT-TERM INVESTMENTS (17.0%)
29,053,313	State Street Navigator Prime Portfolio§§			29,053,313

Par
(000)		Maturity	Rate%

$2,353	State Street Bank and Trust Co. Euro Time Deposit	08/01/08	0.850	2,353,000

TOTAL SHORT-TERM INVESTMENTS (Cost $31,406,313)				31,406,313

TOTAL INVESTMENTS AT VALUE (162.5%) (Cost $338,985,154)				300,514,142

LIABILITIES IN EXCESS OF OTHER ASSETS (-62.5%)				(115,609,622)

NET ASSETS (100.0%)				$184,904,520

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign	Expiration	Foreign Currency To	Contract	Contract	Unrealized
Currency Contract	Date	Be Purchased/(Sold)	Amount	Value	Gain (Loss)
European Economic Unit	10/10/08	€(3,216,000)	$(5,037,157)	$(4,998,634)	$38,523
British Pound	10/10/08	£(450,500)	(886,381)	(887,605)	(1,224)
			$(5,923,538)	$(5,886,239)	$37,299

INVESTMENT ABBREVIATION

NR= Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities amounted to a value of $44,389,823 or 24.0% of net assets.

#	Variable rate obligations — The interest rate is the rate as of July 31, 2008.
+	Step Bond — The interest rate is as of July 31, 2008 and will reset at a future date.
ø	Bond is currently in default.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (“Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. At July 31, 2008, the Fund held 0.1% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Trustees with an aggregate cost of $3,975,946 and fair value of $202,489. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Federal Income Tax Cost - At July 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $338,985,154, $1,407,867, $(39,878,879) and $(38,471,012), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 26, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 26, 2008